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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Australia: 27.1%
195,545	Amcor Ltd.	$1,495,326	0.8
124,855	Australia & New Zealand Banking Group Ltd.	2,652,715	1.4
182,738	BHP Billiton Ltd.	6,846,615	3.6
67,571	Brambles Ltd.	505,431	0.3
108,984	Coca-Cola Amatil Ltd.	1,329,819	0.7
108,124	Commonwealth Bank of Australia	5,414,245	2.9
39,353	CSL Ltd.	1,283,176	0.7
268,812	Fortescue Metals Group Ltd.	1,339,121	0.7
329,663	Harvey Norman Holdings Ltd.	734,054	0.4
76,158	Iluka Resources Ltd.	1,228,961	0.6
400,300	Insurance Australia Group	1,213,252	0.6
103,080	Lend Lease Corp., Ltd.	793,943	0.4
58,791	Macquarie Group Ltd.	1,472,598	0.8
291,029	Macquarie Airports Management Ltd.	1,043,807	0.5
260,778	Metcash Ltd.	1,092,964	0.6
126,354	National Australia Bank Ltd.	3,163,864	1.7
17,624	Newcrest Mining Ltd.	642,947	0.3
480,760	OneSteel Ltd.	431,077	0.2
60,577	OZ Minerals Ltd.	685,091	0.4
118,824	QBE Insurance Group Ltd.	1,701,995	0.9
38,622	Rio Tinto Ltd.	2,629,970	1.4
308,821	Stockland	1,106,993	0.6
142,545	Suncorp-Metway Ltd.	1,242,108	0.7
318,957	TABCORP Holdings Ltd.	946,565	0.5
462,763	Tattersall’s Ltd.	1,113,312	0.6
31,146	Wesfarmers Ltd.	1,000,050	0.5
113,758	Westfield Group	982,518	0.5
166,360	Westpac Banking Corp.	3,634,484	1.9
29,340	Woodside Petroleum Ltd.	1,022,740	0.5
106,717	Woolworths Ltd.	2,747,213	1.4
		51,496,954	27.1
	China: 17.9%
3,106,000	Agricultural Bank of China Ltd.	1,306,194	0.7
5,755,200	Bank of China Ltd.	1,876,464	1.0
1,760,000	Bank of Communications Co., Ltd.	1,153,914	0.6
418,500	BOC Hong Kong Holdings Ltd.	958,145	0.5
1,461,000	China Communications Construction Co., Ltd.	1,124,611	0.6
3,520,960	China Construction Bank	2,494,474	1.3
169,000	China Life Insurance Co., Ltd.	455,908	0.2
437,500	China Mobile Ltd.	4,314,241	2.3
884,000	China National Building Material Co., Ltd.	1,076,045	0.6
1,868,000	China Petroleum & Chemical Corp.	1,977,908	1.0
283,000	China Shenhua Energy Co., Ltd.	1,247,254	0.7
1,137,000	CNOOC Ltd.	2,208,735	1.2
2,501,000	Country Garden Holdings Co. Ltd.	895,252	0.5
1,256,000	Dongyue Group	1,137,076	0.6
2,525,000	Evergrande Real Estate Group Ltd.	1,052,562	0.5
684,000	Great Wall Motor Co. Ltd.	979,524	0.5
750,000	Guangzhou Automobile Group Co. Ltd.	698,067	0.4
664,400	Guangzhou R&F Properties Co., Ltd.	546,806	0.3
4,174,000	Industrial and Commercial Bank of China Ltd.	2,433,698	1.3
196,100	Inner Mongolia Yitai Coal Co.	1,053,746	0.6
1,854,000	Lonking Holdings Ltd	642,207	0.3
1,170,000	PetroChina Co., Ltd.	1,525,701	0.8
4,282,000	Renhe Commercial Holdings Co. Ltd.	614,758	0.3
1,215,000	Shimao Property Holdings Ltd.	997,850	0.5
28,900	Tencent Holdings Ltd.	564,853	0.3
158,000	Xinao Gas Holdings Ltd.	570,281	0.3
		33,906,274	17.9
	Hong Kong: 9.4%
275,000	AIA Group Ltd.	864,351	0.5
53,700	ASM Pacific Technology Ltd.	597,256	0.3
527,000	Cathay Pacific Airways Ltd.	952,137	0.5
73,000	Cheung Kong Holdings Ltd.	835,388	0.4
186,000	Cheung Kong Infrastructure Holdings Ltd.	1,042,953	0.6
210,500	CLP Holdings Ltd.	1,870,499	1.0
103,700	Hang Seng Bank Ltd.	1,274,674	0.7
46,500	Hong Kong Exchanges and Clearing Ltd.	767,756	0.4
183,500	HongKong Electric Holdings	1,374,915	0.7
116,000	Hutchison Whampoa Ltd.	1,017,240	0.5
2,331,000	Lee & Man Paper Manufacturing Ltd.	848,163	0.5
760,000	Li & Fung Ltd.	1,579,055	0.8
148,500	MTR Corp.	489,903	0.3
718,000	NWS Holdings Ltd.	1,027,765	0.5
1,382,000	Skyworth Digital Holdings Ltd.	562,822	0.3
51,000	Sun Hung Kai Properties Ltd.	633,770	0.3
394,000	Wheelock & Co., Ltd.	1,052,271	0.6

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
345,000		Yue Yuen Industrial Holdings	$1,005,461	0.5
			17,796,379	9.4
		India: 5.9%
69,973		Bharat Petroleum Corp. Ltd	721,042	0.4
180,755		Cipla Ltd.	1,150,316	0.6
131,141		GAIL India Ltd.	1,000,719	0.5
186,051		HDFC Bank Ltd.	1,612,358	0.9
125,602		Hindustan Lever Ltd.	963,063	0.5
509,522	@	Housing Development & Infrastructure	604,728	0.3
40,709		Infosys Technologies Ltd.	2,073,843	1.1
196,541		Oil & Natural Gas Corp., Ltd.	1,015,896	0.5
31,576		Reliance Industries Ltd.	480,947	0.3
379,813		Sterlite Industries India Ltd.	748,702	0.4
112,112		Tata Steel Ltd.	845,583	0.4
			11,217,197	5.9
		Indonesia: 3.2%
1,676,500		Bank Rakyat Indonesia	1,241,541	0.6
2,205,000		Bank Negara Indonesia Persero Tbk PT	948,971	0.5
175,000		Gudang Garam Tbk PT	1,280,248	0.7
1,243,000		International Nickel Indonesia Tbk PT	430,161	0.2
204,000		Indo Tambangraya Megah PT	882,833	0.5
600,000		Semen Gresik Persero Tbk PT	624,344	0.3
383,500		Tambang Batubara Bukit Asam Tbk PT	738,367	0.4
			6,146,465	3.2
		Macau: 0.8%
268,400	@	Sands China Ltd.	799,489	0.4
250,000	@	Wynn Macau Ltd.	734,478	0.4
			1,533,967	0.8
		Malaysia: 1.6%
831,600		AirAsia BHD	995,078	0.5
723,900		IOI Corp. Bhd	1,163,322	0.6
300,000		Sime Darby Bhd	861,073	0.5
			3,019,473	1.6
		Philippines: 0.6%
18,825		Philippine Long Distance Telephone Co.	1,045,927	0.6
		Singapore: 4.2%
207,600		Keppel Corp., Ltd.	1,542,128	0.8
573,000		Olam International Ltd.	1,071,323	0.6
142,000		Oversea-Chinese Banking Corp.	904,561	0.5
278,000		SembCorp Industries Ltd.	935,115	0.5
103,000		Singapore Airlines Ltd.	843,928	0.4
619,000		Singapore Telecommunications Ltd.	1,508,797	0.8
101,000		United Overseas Bank Ltd.	1,224,591	0.6
			8,030,443	4.2
		South Korea: 15.2%
66,490	@	BS Financial Group, Inc.	692,361	0.4
116,250		Daewoo Securities Co., Ltd.	1,007,318	0.5
25,770		Dongbu Insurance Co., Ltd.	1,187,631	0.6
72,730		Hynix Semiconductor, Inc.	1,531,653	0.8
16,829		Hyosung Corp.	947,438	0.5
3,379		Hyundai Heavy Industries	843,035	0.4
6,893		Hyundai Mobis	1,911,506	1.0
7,321		Hyundai Motor Co.	1,424,052	0.8
28,043		Kia Motors Corp.	1,784,011	0.9
151,240		Korea Exchange Bank	1,105,269	0.6
63,610		KP Chemical Corp.	992,436	0.5
27,960		KT Corp.	895,430	0.5
20,484		KT&G Corp.	1,387,470	0.7
134,760		LG Telecom Ltd.	805,675	0.4
18,452		LS Industrial Systems Co. Ltd.	1,036,165	0.6
2,579		OCI Co. Ltd	544,050	0.3
3,077		Posco	1,037,031	0.6
7,402		Samsung Electronics Co., Ltd.	6,736,706	3.6
43,450		Samsung Heavy Industries Co., Ltd.	1,207,418	0.6
46,823		Shinhan Financial Group Co., Ltd.	1,745,703	0.9
			28,822,358	15.2
		Taiwan: 10.1%
200,000		Catcher Technology Co., Ltd.	977,303	0.5
439,800		Cheng Shin Rubber Industry Co. Ltd.	971,109	0.5
580,000		Chicony Electronics Co. Ltd.	906,276	0.5
3,323,000		China Development Financial Holding Corp.	969,218	0.5
559,000		Coretronic Corp.	412,497	0.2
1,801,791		Evergreen Marine Corp.	888,441	0.5
944,883		Fubon Financial Holding Co., Ltd.	984,876	0.5
179,096		Hon Hai Precision Industry Co., Ltd.	487,048	0.3
82,500		HTC Corp.	1,358,232	0.7
946,327		Lite-On Technology Corp.	1,037,068	0.5
411,000		Powertech Technology, Inc.	936,788	0.5
443,000		Quanta Computer, Inc.	891,641	0.5
2,867,000	@	Shin Kong Financial Holding Co., Ltd.	782,548	0.4

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: (continued)
1,749,052		Taiwan Semiconductor Manufacturing Co., Ltd.	$4,384,891	2.3
194,000		Tripod Technology Corp.	439,964	0.2
826,867		Wistron Corp.	1,041,136	0.6
1,768,800		Yang Ming Marine Transport Corp.	693,323	0.4
1,992,404		Yuanta Financial Holding Co., Ltd.	998,280	0.5
			19,160,639	10.1
		Thailand: 2.5%
262,500		Advanced Info Service PCL	1,197,752	0.6
339,800		Kasikornbank PLC	1,319,719	0.7
90,100		PTT Exploration & Production PCL	460,329	0.2
332,638	@	PTT Global Chemical PCL	698,999	0.4
57,700		PTT PCL	580,832	0.3
133,700		Siam Commercial Bank PCL	477,822	0.3
			4,735,453	2.5
		Total Common Stock
		(Cost $195,305,425)	186,911,529	98.5

EXCHANGE-TRADED FUNDS: 0.5%

14,600		iShares MSCI All Country Asia ex Japan Index Fund	766,062	0.4
11,660		iShares MSCI Australia Index Fund	271,211	0.1
		Total Exchange-Traded Funds
		(Cost $1,003,511)	1,037,273	0.5
		Total Investments in Securities (Cost $196,308,936)	$187,948,802	99.0
		Assets in Excess of Other Liabilities	1,895,142	1.0
		Net Assets	$189,843,944	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $196,715,990.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$13,936,327
		Gross Unrealized Depreciation	(22,703,515)
		Net Unrealized depreciation	$(8,767,188)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.0%
Consumer Staples	6.3
Energy	7.4%
Financials	32.8
Health Care	1.3
Industrials	9.0
Information Technology	12.9
Materials	13.3
Telecommunication Services	0.6
Telecommunications	4.6
Utilities	2.8
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$51,496,954	$—	$51,496,954
China	—	33,906,274	—	33,906,274
Hong Kong	—	17,796,379	—	17,796,379
India	721,042	10,496,155	—	11,217,197
Indonesia	—	6,146,465	—	6,146,465
Macau	—	1,533,967	—	1,533,967
Malaysia	—	3,019,473	—	3,019,473
Philippines	—	1,045,927	—	1,045,927
Singapore	—	8,030,443	—	8,030,443
South Korea	1,387,470	27,434,888	—	28,822,358
Taiwan	—	19,160,639	—	19,160,639
Thailand	698,999	4,036,454	—	4,735,453
Total Common Stock	2,807,511	184,104,018	—	186,911,529
Exchange-Traded Funds	1,037,273	—	—	1,037,273
Total Investments, at value	$3,844,784	$184,104,018	$—	$187,948,802
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(82,020)	$—	$(82,020)
Total Liabilities	$—	$(82,020)	$—	$(82,020)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Asset Table
Investments, at value
Common Stock	$431,174	$—	$—	$—	$—	$—	$—	$(431,174)	$—
Total Investments, at value	$431,174	$—	$—	$—	$—	$—	$—	$(431,174)	$—

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Asia Pacific High Dividend Equity Income Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
4,100	Deutsche Bank AG	Call on S&P/ASX 200 Index	4,258.755	AUD	12/08/11	$541,745	$(49,068)
4,600	Citigroup, Inc.	Call on Hang Seng Index	19,986.202	HKD	12/08/11	465,936	(290)
46,300,000	Citigroup, Inc.	Call on KOSPI 200 Index	251.802	KRW	12/08/11	382,438	(32,539)
29,900	Royal Bank of Scotland	Call on TAIEX Index	7,600.170	TWD	12/08/11	240,276	(123)
			Total Written OTC Options			$1,630,395	$(82,020)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012